THE ADAMS EXPRESS COMPANY

Board of Directors

Enrique R. Arzac 1,[3]	Douglas G. Ober [1]
Phyllis O. Bonanno [1,3]	John J. Roberts [1],3
Daniel E. Emerson [2,3]	Susan C. Schwab [2,4]
Thomas H. Lenagh [1,4]	Robert J.M. Wilson [1,2]
Kathleen T. McGahran [2,4]
1.	Member of Executive Committee
2.	Member of Audit Committee
3.	Member of Compensation Committee
4.	Member of Retirement Benefits Committee

Officers

Douglas G. Ober	Chairman and Chief Executive Officer
Joseph M. Truta	President
Lawrence L. Hooper, Jr.	Vice President, General Counsel and Secretary
Maureen A. Jones	Vice President, Chief Financial Officer and Treasurer
Stephen E. Kohler	Vice President—Research
David R. Schiminger	Vice President—Research
D. Cotton Swindell	Vice President—Research
Christine M. Sloan	Assistant Treasurer
Geraldine H. Paré	Assistant Secretary

Stock Data

Market Price (9/30/05)	$13.12
Net Asset Value (9/30/05)	$15.32
Discount:	14.4%

New	York Stock Exchange and Pacific Exchange ticker symbol: ADX

NASDAQ Mutual Fund Quotation Symbol: XADEX

Newspaper	stock listings are generally under the abbreviation: AdaEx

Distributions in 2005

From Investment Income	$0.14
From Net Realized Gains	0.01

Total	$0.15

2005 Dividend Payment Dates

March 1, 2005

June 1, 2005

September 1, 2005

December 27, 2005*

*Anticipated

LETTER TO STOCKHOLDERS

We submit herewith the financial statements of the Company for the nine months ended September 30, 2005. Also provided are a schedule of investments and other summary financial information.

Net assets of the Company at September 30, 2005 were $15.32 per share on 84,090,383 shares outstanding, compared with $15.04 per share at December 31, 2004 on 86,135,292 shares outstanding. On March 1, 2005, a distribution of $0.05 per share was paid, consisting of $0.03 from 2004 investment income, $0.01 from 2004 short-term capital gain, and $0.01 from 2005 investment income, all taxable in 2005. Investment income dividends of $0.05 per share were paid on June 1, 2005 and September 1, 2005.

Net investment income for the nine months ended September 30, 2005 amounted to $12,904,578, compared with $12,028,283 for the same period in 2004. These earnings are equal to $0.15 and $0.14 per share, respectively, on the average number of shares outstanding during each period.

Net capital gain realized on investments for the nine months ended September 30, 2005 amounted to $37,958,335, the equivalent of $0.45 per share.

Current and potential shareholders can find information about the Company, including the daily net asset value (NAV) per share, the market price, and the discount/ premium to the NAV, at its website (www.adamsexpress.com). Also available at the website are a history of the Company, historical financial information, and other useful information. Further information regarding shareholder services is located on page 15 of this report.

It is with great sadness that we inform you that our director and former Chairman, W. David MacCallan, passed away on August 19. Mr. MacCallan was first employed by the Company in 1955, was elected Chairman of the Board in 1971, and retired in 1991 while continuing to serve on the Board of Directors until his death. It was our great pleasure to work closely with Mr. MacCallan. His grasp of the nuances of the business of investing was rare in the industry and his loyalty to the Company and its shareholders was unswerving. We have lost a great leader and advisor. Our deepest sympathies go out to his immediate family as well as to his extended family.

The Company is an internally-managed equity fund whose investment policy is based on the primary objectives of preservation of capital, the attainment of reasonable income from investments, and an opportunity for capital appreciation.

By order of the Board of Directors,

Douglas G. Ober,

Chairman and

Chief Executive Officer

Joseph M. Truta,

President

October 19, 2005

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2005

(unaudited)

Assets
Investments* at value:
Common stocks and convertible securities (cost $880,115,520)	$1,164,189,556
Non-controlled affiliate, Petroleum & Resources Corporation (cost $27,963,162)	69,410,560
Short-term investments (cost $47,188,324)	47,188,324
Securities lending collateral (cost $28,263,605)	28,263,605	$1,309,052,045
Cash		282,043
Receivables:
Investment securities sold		3,206,836
Dividends and interest		1,127,094
Prepaid pension cost		5,501,066
Prepaid expenses and other assets		1,749,247
Total Assets		1,320,918,331
Liabilities
Investment securities purchased		25,950
Open written option contracts at value (proceeds $567,791)		894,250
Obligations to return securities lending collateral		28,263,605
Accrued expenses		3,491,684
Total Liabilities		32,675,489
Net Assets		$1,288,242,842
Net Assets
Common Stock at par value $1.00 per share, authorized 150,000,000 shares; issued and outstanding 84,090,383 shares (includes 13,941 restricted shares and restricted stock units for 6,000 shares) (Note 6)		$84,090,383
Additional capital surplus		834,680,351
Undistributed net investment income		5,836,594
Undistributed net realized gain on investments		38,440,539
Unrealized appreciation on investments		325,194,975
Net Assets Applicable to Common Stock		$1,288,242,842
Net Asset Value Per Share of Common Stock		$15.32

*See Schedule of Investments on pages 9 through 10.

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

Nine Months Ended September 30, 2005

(unaudited)

Investment Income
Income:
Dividends:
From unaffiliated issuers	$15,830,606
From non-controlled affiliate	655,379
Interest and other income	656,912
Total Income	17,142,897
Expenses:
Investment research	1,906,998
Administration and operations	918,736
Directors’ fees	222,223
Reports and stockholder communications	242,079
Transfer agent, registrar and custodian expenses	285,768
Auditing and accounting services	91,252
Legal services	137,857
Occupancy and other office expenses	265,305
Travel, telephone and postage	70,282
Other	97,819
Total Expenses	4,238,319
Net Investment Income	12,904,578
Realized Gain and Change in Unrealized Appreciation on Investments
Net realized gain on security transactions	37,839,175
Net realized gain distributed by regulated investment company (non-controlled affiliate)	119,160
Change in unrealized appreciation on investments	(18,475,437)
Net Gain on Investments	19,482,898
Change in Net Assets Resulting from Operations	$32,387,476

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Nine Months Ended September 30, 2005	Year Ended December 31, 2004
	(unaudited)
From Operations:
Net investment income	$12,904,578	$19,008,405
Net realized gain on investments	37,958,335	54,713,903
Change in unrealized appreciation on investments	(18,475,437)	61,557,921
Change in net assets resulting from operations	32,387,476	135,280,229
Distributions to Stockholders from:
Net investment income	(11,918,223)	(20,157,724)
Net realized gain from investment transactions	(856,720)	(55,099,990)
Decrease in net assets from distributions	(12,774,943)	(75,257,714)
From Capital Share Transactions:
Value of shares issued in payment of distributions	—	35,690,590
Cost of shares purchased (Note 4)	(26,990,164)	(19,026,661)
Deferred compensation (Notes 4, 6)	71,573	—
Change in net assets from capital share transactions	(26,918,591)	16,663,929
Total Change in Net Assets	(7,306,058)	76,686,444

Net Assets:
Beginning of period	1,295,548,900	1,218,862,456
End of period (including undistributed net investment income of $5,836,594 and $5,038,545, respectively)	$1,288,242,842	$1,295,548,900

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Significant Accounting Policies

The Adams Express Company (the Company) is registered under the Investment Company Act of 1940 as a diversified investment company. The Company’s investment objectives as well as the nature and risk of its investment transactions are set forth in the Company’s registration statement.

Security Valuation — Investments in securities traded on a national security exchange are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options) are valued at amortized cost. Purchased and written options are valued at the last quoted asked price.

Affiliated Companies — Investments in companies 5% or more of whose outstanding voting securities are held by the Company are defined as “Affiliated Companies” in Section 2(a)(3) of the Investment Company Act of 1940.

Security Transactions and Investment Income — Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of identified cost. Dividend income and distributions to shareholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis.

2. Federal Income Taxes

The Company’s policy is to distribute all of its taxable income to its shareholders in compliance with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. For federal income tax purposes, the identified cost of securities at September 30, 2005 was $954,779,755 and net unrealized appreciation aggregated $326,008,685, of which the related gross unrealized appreciation and depreciation were $439,609,769 and $113,601,084, respectively.

Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Accordingly, annual reclassifications are made within the Company’s capital accounts to reflect income and gains available for distribution under income tax regulations.

3. Investment Transactions

The Company’s investment decisions are made by a committee of management, and recommendations to that committee are made by the research staff.

Purchases and sales of portfolio securities, other than options and short-term investments, during the nine months ended September 30, 2005 were $116,372,809 and $158,130,759, respectively. Options may be written (sold) or purchased by the Company. The Company, as writer of an option, bears the risks of possible illiquidity of the option markets and from movements in security values. The risk associated with purchasing an option is limited to the premium originally paid. A schedule of outstanding option contracts as of September 30, 2005 can be found on page 12.

Transactions in written covered call and collateralized put options during the nine months ended September 30, 2005 were as follows:

	Covered Calls		Collateralized Puts
	Contracts	Premiums	Contracts	Premiums
Options outstanding, December 31, 2004	3,600	$386,349	2,655	$268,082
Options written	7,925	891,649	6,790	811,478
Options terminated in closing purchase transactions	(1,336)	(144,804)	(850)	(125,699)
Options expired	(5,414)	(568,875)	(4,995)	(518,553)
Options exercised	(2,930)	(339,338)	(750)	(92,498)
Options outstanding, September 30, 2005	1,845	$224,981	2,850	$342,810

4. Capital Stock

The Company has 10,000,000 authorized and unissued preferred shares without par value.

On December 27, 2004, the Company issued 2,745,430 shares of its Common Stock at a price of $13.00 per share (the average market price on December 13, 2004) to stockholders of record on November 23, 2004 who elected to take stock in payment of the year-end distribution from 2004 capital gain and investment income.

The Company may purchase shares of its Common Stock from time to time at such prices and amounts as the Board of Directors may deem advisable.

Transactions in Common Stock for 2005 and 2004 were as follows:

	Shares		Amount
	Nine months ended September 30, 2005	Year ended December 31, 2004	Nine months ended September 30, 2005	Year ended December 31, 2004
Shares issued in payment of dividends	—	2,745,430	$—	$35,690,590
Shares purchased (at a weighted average discount from net asset value of 12.4% and 13.0%, respectively)	(2,065,600)	(1,496,550)	(26,990,164)	(19,026,661)
Restricted shares/units granted under the Equity Incentive Compensation Plan	20,691	—	71,573	—
Net change	(2,044,909)	1,248,880	$(26,918,591)	$16,663,929

5. Retirement Plans

The Company’s qualified defined benefit pension plan covers all employees with at least one year of service. In addition, the Company has a nonqualified defined benefit plan which provides eligible employees with retirement benefits to supplement the qualified plan. Benefits are based on length of service

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

and compensation during the last five years of employment. The Company’s policy is to contribute annually to the plans those amounts that can be deducted for federal income tax purposes, plus additional amounts as the Company deems appropriate in order to provide assets sufficient to meet benefits to be paid to plan participants. During the nine months ended September 30, 2005, the Company contributed $12,563 to the plans. The Company does not anticipate additional contributions to the plans in 2005.

The following table aggregates the components of the plans’ net periodic pension cost for the nine months ended September 30, 2005:

Service cost	$269,999
Interest cost	378,248
Expected return on plan assets	(592,004)
Amortization of prior service cost	94,915
Amortization of net loss	141,347
Net periodic pension cost	$292,505

The Company also sponsors a defined contribution plan that covers substantially all employees. For the nine months ended September 30, 2005, the Company expensed contributions of $136,537. The Company does not provide postretirement medical benefits.

6. Stock-Based Compensation

The Stock Option Plan adopted in 1985 (“1985 Plan”) permits the issuance of stock options and stock appreciation rights for the purchase of up to 2,610,146 shares of the Company’s Common Stock at the fair market value on the date of grant. The exercise price of the options and related stock appreciation rights is reduced by the per share amount of capital gains paid by the Company during subsequent years. Options are exercisable beginning not less than one year after the date of grant and stock appreciation rights are exercisable beginning not less than two years after the date of grant. The stock appreciation rights allow the holders to surrender their rights to exercise their options and receive cash in an amount equal to the difference between the option exercise price and the fair market value of the Common Stock at the date of surrender. All options terminate 10 years from the date of grant if not exercised. With the adoption of the 2005 Equity Incentive Compensation Plan (“2005 Plan”) at the 2005 Annual Meeting, no further grants will be made under the 1985 Plan, although unexercised awards granted in 2004 and prior years remain outstanding.

A summary of option activity under the 1985 Plan as of September 30, 2005, and changes during the period then ended is presented below:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Life (Years)
Outstanding at January 1, 2005	283,297	$11.76
Exercised	—	—
Forfeited	—	—
Outstanding at September 30, 2005	283,297	$11.75	5.72
Exercisable at September 30, 2005	180,888	$11.44	5.61

The options outstanding as of September 30, 2005 are set forth below:

Exercise Price	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)
$3.00-$6.74	23,418	$4.18	0.90
$6.75-$10.49	72,764	9.67	6.19
$10.50-$14.24	135,967	10.85	6.63
$14.25-$18.00	51,148	17.59	4.84
Outstanding at September 30, 2005	283,297	$11.75	5.72

Compensation cost resulting from stock options and stock appreciation rights granted under the 1985 Plan is based on the intrinsic value of the award, recognized over the award’s vesting period, and remeasured at each reporting date through the date of settlement. The total compensation cost recognized for the nine months ended September 30, 2005 was $(51,237).

The 2005 Plan permits the grant of stock options, restricted stock awards and other stock incentives to key employees and all non-employee directors. The 2005 Plan provides for the issuance of up to 3,413,131 shares of the Company’s Common Stock. Restricted stock was granted to key employees on April 27, 2005 at fair market value on that date, vesting over a three year period. Restricted stock units were granted to non-employee directors on April 27, 2005 at fair market value on that date and vest over a one year period. The total fair value of units that vested in 2005 was $9,889. The number of shares of Common Stock which remain available for future grants under the Plan at September 30, 2005 is 3,392,440 shares. The Company pays dividends and dividend equivalents on outstanding awards, which are charged to net assets when paid. Dividends and dividend equivalents paid on restricted awards that are later forfeited are reclassified to compensation expense.

A summary of the status of the Company’s awards granted as of September 30, 2005, and changes during the period then ended is presented below:

Awards	Shares/Units	Grant-Date Fair Value
Balance at January 1, 2005	—	—
Granted:
Restricted stock	13,941	$12.56
Restricted stock units	6,750	12.56
Vested	(750)	13.19
Forfeited	—	—
Balance at September 30, 2005	19,941	$12.56

Compensation costs resulting from restricted stock and restricted stock units granted under the 2005 Plan are recognized over the requisite service period based on the fair value of the awards on grant date. Any unearned compensation is included in “Undistributed net investment income” and is subsequently expensed as services are rendered. The fair value of restricted stock is based on the average of the high and low market price on the date an award is granted. The total compensation costs for restricted stock granted to employees for the nine months ended September 30, 2005 were $29,183. The total compensation costs for restricted stock units granted to non-employee

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

directors under the 2005 Plan for the nine months ended September 30, 2005 were $42,390. As of September 30, 2005, there was $188,306 of total unrecognized compensation costs related to nonvested share-based compensation arrangements granted under the 2005 Plan. Those costs are expected to be recognized over a weighted average period of 2.13 years.

7. Expenses

The aggregate remuneration paid or accrued during the nine months ended September 30, 2005 to officers and directors amounted to $1,934,983, of which $222,223 was paid or accrued as fees to directors who were not officers.

8. Portfolio Securities Loaned

The Company makes loans of securities to brokers, secured by cash deposits, U.S. Government securities, or bank letters of credit. The Company accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Company also continues to receive interest or dividends on the securities loaned. The loans are secured at all times by collateral of at least 102% of the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Company. At September 30, 2005, the Company had securities on loan of $27,480,230 and held collateral of $28,263,605, consisting of an investment trust fund which may invest in money market instruments, commercial paper, repurchase agreements, U.S. treasury bills, and U.S. agency obligations.

This report, including the financial statements herein, is transmitted to the stockholders of The Adams Express Company for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Company or of any securities mentioned in the report. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if sold, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

FINANCIAL HIGHLIGHTS

	Nine Months Ended
	(unaudited)
	September 30, 2005		September 30, 2004		Year Ended December 31
					2004		2003	2002	2001	2000
Per Share Operating Performance

Net asset value, beginning of period	$15.04		$14.36		$14.36		$12.12	$16.05	$23.72	$26.85

Net investment income	0.15		0.14		0.23	*	0.19	0.20	0.26	0.26

Net realized gains and increase(decrease) in unrealized appreciation	0.24		0.39		1.39		2.85	(3.38)	(6.21)	(1.51)

Total from investment operations	0.39		0.53		1.62		3.04	(3.18)	(5.95)	(1.25)

Less distributions

Dividends from net investment income	(0.14)		(0.13)		(0.24)		(0.17)	(0.19)	(0.26)	(0.22)

Distributions from net realized gains	(0.01)		(0.02)		(0.66)		(0.61)	(0.57)	(1.39)	(1.63)

Total distributions	(0.15)		(0.15)		(0.90)		(0.78)	(0.76)	(1.65)	(1.85)

Capital share repurchases	0.04		0.03		0.02		0.04	0.05	0.04	0.10

Reinvestment of distributions	—		—		(0.06)		(0.06)	(0.04)	(0.11)	(0.13)

Total capital share transactions	0.04		0.03		(0.04)		(0.02)	0.01	(0.07)	(0.03)

Net asset value, end of period	$15.32		$14.77		$15.04		$14.36	$12.12	$16.05	$23.72

Per share market price, end of period	$13.12		$12.68		$13.12		$12.41	$10.57	$14.22	$21.00

Total Investment Return

Based on market price	1.1%		3.4%		13.2%		25.2%	(20.6)%	(24.7)%	1.7%

Based on net asset value	3.0%		4.1%		12.1%		26.3%	(19.4)%	(24.7)%	(4.3)%

Ratios/Supplemental Data

Net assets, end of period (in 000’s)	$1,288,243		$1,236,604		$1,295,549		$1,218,862	$1,024,810	$1,368,366	$1,951,563

Ratio of expenses to average net assets	0.44%	†	0.42%	†	0.43%		0.47%	0.34%	0.19%	0.24%

Ratio of net investment income to average net assets	1.35%	†	1.30%	†	1.54%		1.45%	1.42%	1.33%	0.97%

Portfolio turnover	12.52%	†	13.32%	†	13.43%		12.74%	17.93%	19.15%	12.74%

Number of shares outstanding at end of period (in 000’s)	84,090		83,732		86,135		84,886	84,536	85,233	82,292

*	In 2004 the Company received $2,400,000, or $0.03 per share, in an extraordinary dividend from Microsoft Corp.
†	Ratios presented on an annualized basis.

SCHEDULE OF INVESTMENTS

September 30, 2005

(unaudited)

	Shares	Value (A)
Stocks and Convertible Securities — 95.7% Consumer — 16.1%
Consumer Discretionary — 6.7%
BJ’s Wholesale Club, Inc. (B)	500,000	$13,900,000
Clear Channel Communications Inc.	350,000	11,511,500
Comcast Corp. (B)	350,000	10,283,000
Gannett Co., Inc.	97,500	6,710,925
Newell Rubbermaid Inc.	515,000	11,664,750
Outback Steakhouse, Inc.	300,000	10,980,000
Target Corp.	410,000	21,291,300

		86,341,475

Consumer Staples — 9.4%
Bunge Ltd.	205,000	10,787,100
Coca-Cola Co.	200,000	8,638,000
Dean Foods Co. (B)	500,000	19,430,000
Del Monte Foods Co. (B)	1,115,000	11,963,950
PepsiCo, Inc.	440,000	24,952,400
Procter & Gamble Co.	340,000	20,216,400
Safeway, Inc.	423,000	10,828,800
Unilever plc ADR	345,000	14,565,900

		121,382,550

Energy — 11.6%
BP plc ADR	270,000	19,129,500
ConocoPhillips	380,000	26,565,800
Exxon Mobil Corp.	130,000	8,260,200
Murphy Oil Corp.	209,600	10,452,752
Petroleum & Resources Corporation (C)	1,985,996	69,410,560
Schlumberger Ltd.	190,000	16,032,200

		149,851,012

Financials — 14.7%
Banking — 10.6%
Bank of America Corp.	550,000	23,155,000
BankAtlantic Bancorp Inc.	300,000	5,097,000
Compass Bancshares Inc.	300,000	13,749,000
Fifth Third Bancorp	270,000	9,917,100
Investors Financial Services Corp. (D)	380,000	12,502,000
North Fork Bancorporation, Inc.	450,000	11,475,000
Provident Bankshares Corp.	110,000	3,825,800
Wachovia Corp.	370,000	17,608,300
Wells Fargo & Co.	400,000	23,428,000
Wilmington Trust Corp.	420,000	15,309,000

		136,066,200

Insurance — 4.1%
AMBAC Financial Group, Inc.	295,000	21,257,700
American International Group, Inc.	500,000	30,980,000

		52,237,700

	Shares	Value (A)

Health Care — 12.5%
Abbott Laboratories	350,000	$14,840,000
Bristol-Myers Squibb Co.	345,000	8,300,700
Genentech, Inc. (B)	240,000	20,210,400
HCA Inc.	310,000	14,855,200
Johnson & Johnson	255,000	16,136,400
Laboratory Corp. of America Holdings (B)	235,000	11,446,850
MedImmune, Inc. (B)	225,000	7,571,250
Medtronic Inc.	310,000	16,622,200
Pfizer Inc.	1,120,000	27,966,400
Wyeth Co.	325,000	15,037,750
Zimmer Holdings Inc. (B)	125,000	8,611,250

		161,598,400

Industrials — 11.4%
Cintas Corp.	300,000	12,315,000
Curtiss-Wright Corp.	195,500	12,064,305
Donnelley (R.R.) & Sons Co.	260,000	9,638,200
Emerson Electric Co.	200,000	14,360,000
General Electric Co.	1,487,700	50,090,859
Illinois Tool Works Inc.	125,000	10,291,250
3M Co.	160,000	11,737,600
United Parcel Service, Inc.	155,000	10,715,150
United Technologies Corp.	300,000	15,552,000

		146,764,364

Information Technology — 13.8%
Communication Equipment — 2.1%
Avaya Inc. (B)	600,000	6,180,000
Corning Inc. (B)	615,000	11,887,950
Lucent Technologies Inc. (B)	2,900,000	9,425,000

		27,492,950

Computer Related — 9.6%
Automatic Data Processing Inc.	300,000	12,912,000
BEA Systems Inc. (B)	800,000	7,184,000
Cisco Systems, Inc. (B)	1,200,000	21,516,000
Dell Inc. (B)	400,000	13,680,000
DiamondCluster International Inc. (B)	497,500	3,771,050
Microsoft Corp.	1,140,000	29,332,200
Oracle Corp. (B)	880,000	10,903,200
Sapient Corp. (B)	1,150,000	7,187,500
Siebel Systems Inc.	800,000	8,264,000
Symantec Corp. (B)	400,000	9,064,000

		123,813,950

Electronics — 2.1%
Cree, Inc. (B)(D)	500,000	12,510,000
Intel Corp.	310,000	7,641,500
Solectron Corp. (B)	1,850,000	7,233,500

		27,385,000

SCHEDULE OF INVESTMENTS (CONTINUED)

September 30, 2005

(unaudited)

	Shares	Value (A)
Materials — 4.7%
Air Products and Chemicals, Inc.	250,000	$13,785,000
du Pont (E.I.) de Nemours and Co.	360,000	14,101,200
Martin Marietta Materials, Inc.	120,000	9,415,200
Rohm & Haas Co.	400,000	16,452,000
Smurfit-Stone Container Corp. (B)	650,000	6,734,000

		60,487,400

Telecom Services — 4.0%
Alltel Corp.	300,000	19,533,000
BellSouth Corp.	200,000	5,260,000
SBC Communications Inc.	595,000	14,262,150
Vodafone Group plc ADS	492,613	12,793,160

		51,848,310

Utilities — 6.9%
Aqua America, Inc.	900,000	34,218,000
Black Hills Corp.	245,000	10,625,650
Duke Energy Corp. (D)	611,560	17,839,205
Keyspan Corp.	140,000	5,149,200
MDU Resources Group, Inc.	575,000	20,498,750

		88,330,805

Total Stocks and Convertible Securities (Cost $908,078,682) (E)		$1,233,600,116

	Prin. Amt.	Value (A)
Short-Term Investments — 3.7%
U.S. Government Obligations — 1.4%
U.S. Treasury Bills, 3.39%, due 11/17/05	$17,500,000	$17,422,548

Time Deposit — 0.0%
Brown Brothers Harriman & Co., 3.31%, due 10/3/05		18,616

Commercial Paper — 2.3%
American General Finance Corp., 3.69-3.77%, due 10/4/05-10/25/05	6,000,000	5,993,743
ChevronTexaco Funding Corp., 3.60-3.67%, due 10/13/05-10/18/05	8,800,000	8,787,841
General Electric Capital Corp., 3.63-3.78%, due 10/11/05-11/3/05	6,840,000	6,824,345
Toyota Motor Credit Corp., 3.52-3.69%, due 10/4/05-10/20/05	8,150,000	8,141,231

		29,747,160

Total Short-Term Investments (Cost $47,188,324)		47,188,324

Securities Lending Collateral — 2.2%
Brown Brothers Investment Trust, 3.75%, due 10/3/05		28,263,605

Total Securities Lending Collateral (Cost $28,263,605)		28,263,605

Total Investments — 101.6% (Cost $983,530,611)		1,309,052,045
Cash, receivables, prepaid expenses and other assets, less liabilities — (1.6)%		(20,809,203)

Net Assets — 100%		$1,288,242,842

Notes:

(A)	See note 1 to financial statements. Securities are listed on the New York Stock Exchange, the American Stock Exchange or the NASDAQ.
(B)	Presently non-dividend paying.
(C)	Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.
(D)	Some or all of these securities are on loan. See note 8 to financial statements.
(E)	The aggregate market value of stocks held in escrow at September 30, 2005 covering open call option contracts written was $12,876,420. In addition, the aggregate market value of securities segregated by the Company’s custodian required to collateralize open put option contracts written was $14,475,000.

PORTFOLIO SUMMARY

September 30, 2005

(unaudited)

Ten Largest Portfolio Holdings

	Market Value	% of Net Assets
Petroleum & Resources Corporation*	$69,410,560	5.4
General Electric Co.	50,090,859	3.9
Aqua America, Inc.	34,218,000	2.6
American International Group, Inc.	30,980,000	2.4
Microsoft Corp.	29,332,200	2.3
Pfizer Inc.	27,966,400	2.2
ConocoPhillips	26,565,800	2.1
PepsiCo, Inc.	24,952,400	1.9
Wells Fargo & Co.	23,428,000	1.8
Bank of America Corp.	23,155,000	1.8

Total	$340,099,219	26.4%

*Non-controlled affiliate

Sector Weightings

SCHEDULE OF OUTSTANDING OPTION CONTRACTS

September 30, 2005

(unaudited)

Contracts (100 shares each)	Security	Strike Price	Contract Expiration Date	Appreciation/ (Depreciation)
COVERED CALLS
100	AMBAC Financial Group, Inc.	$ 85	Nov 05	$20,574
100	AMBAC Financial Group, Inc.	80	Jan 06	3,199
50	Genentech, Inc.	100	Oct 05	5,350
100	Genentech, Inc.	110	Dec 05	7,700
100	Illinois Tool Works, Inc.	90	Dec 05	8,699
100	Illinois Tool Works, Inc.	90	Jan 06	1,700
200	Martin Marietta Materials, Inc.	70	Oct 05	(143,601)
75	Martin Marietta Materials, Inc.	75	Oct 05	(17,476)
170	Martin Marietta Materials, Inc.	75	Jan 06	(102,511)
200	Murphy Oil Corp.	60	Oct 05	7,700
100	Schlumberger Ltd.	100	Jan 06	5,199
150	Target Corp.	60	Oct 05	15,149
100	Target Corp.	60	Jan 06	5,200
100	United Technologies Corp.	55	Jan 06	200
100	Zimmer Holdings Inc.	90	Dec 05	8,450
100	Zimmer Holdings Inc.	95	Jan 06	9,700

1,845				(164,768)

COLLATERALIZED PUTS
250	Bank of America Corp.	42.50	Jan 06	(12,626)
100	Bunge Ltd.	50	Oct 05	(300)
100	Bunge Ltd.	55	Oct 05	(16,301)
100	Bunge Ltd.	50	Jan 06	(8,801)
150	Cintas Corp.	35	Nov 05	15,299
150	Comcast Corp.	30	Jan 06	(7,951)
100	Exxon Mobil Corp.	50	Oct 05	12,199
100	Exxon Mobil Corp.	55	Oct 05	11,199
100	Exxon Mobil Corp.	55	Jan 06	10,199
100	Fifth Third Bancorp	40	Nov 05	(23,301)
150	Gannett Co., Inc.	70	Oct 05	(13,951)
150	Investors Financial Services Corp.	37.50	Oct 05	(43,951)
100	Martin Marietta Materials, Inc.	65	Jan 05	7,949
150	Outback Steakhouse, Inc.	40	Oct 05	(39,451)
250	Outback Steakhouse, Inc.	40	Feb 06	(78,251)
100	3M Co.	65	Oct 05	9,700
100	3M Co.	65	Jan 06	4,200
100	United Parcel Service, Inc.	60	Oct 05	7,700
100	United Parcel Service, Inc.	65	Oct 05	6,200
150	Zimmer Holdings Inc.	65	Dec 05	(1,951)
250	Zimmer Holdings Inc.	60	Jan 06	499

2,850				(161,691)

				$(326,459)

CHANGES IN PORTFOLIO SECURITIES

During the Three Months Ended September 30, 2005

(unaudited)

	Shares
	Additions	Reductions	Held September 30, 2005
Comcast Corp.	25,000		350,000
Curtiss-Wright Corp.	195,500		195,500
Gannett Co., Inc.	10,000		97,500
Microsoft Corp.	340,000		1,140,000
Outback Steakhouse, Inc.	75,000		300,000
Alltel Corp.		50,000	300,000
American International Group, Inc.		50,000	500,000
Brinker International Inc.		190,000	—
Canadian National Railway Co.		67,000	—
CINergy Corp.		300,000	—
Corning Inc.		385,000	615,000
Donnelley (R.R.) & Sons Co.		40,000	260,000
duPont (E.I.) de Nemours & Co.		40,000	360,000
Genentech, Inc.		10,000	240,000
HCA Inc.		15,000	310,000
Martin Marietta Materials, Inc.		21,600	120,000
Murphy Oil Corp.		20,000	209,600
Provident Bankshares Corp.		90,000	110,000
Sun Microsystems Inc.		95,000	—
Target Corp.		50,000	410,000
Treehouse Foods Inc.		100,000	—

HISTORICAL FINANCIAL STATISTICS

December 31	Value of Net Assets	Shares Outstanding*	Net Asset Value per Share*	Dividends from Net Investment Income per Share*	Distributions from Net Realized Gains per Share*
1995	$986,230,914	69,248,276	$14.24	$.35	$.76
1996	1,138,760,396	72,054,792	15.80	.35	.80
1997	1,424,170,425	74,923,859	19.01	.29	1.01
1998	1,688,080,336	77,814,977	21.69	.30	1.10
1999	2,170,801,875	80,842,241	26.85	.26	1.37
2000	1,951,562,978	82,292,262	23.72	.22	1.63
2001	1,368,366,316	85,233,262	16.05	.26	1.39
2002	1,024,810,092	84,536,250	12.12	.19	.57
2003	1,218,862,456	84,886,412	14.36	.17	.61
2004	1,295,548,900	86,135,292	15.04	.24	.66
September 30, 2005 (unaudited)	1,288,242,842	84,090,383	15.32	.14	.01

*	Prior years have been adjusted to reflect the 3-for-2 stock split effected in October 2000.

OTHER INFORMATION

Statement on Quarterly Filing of Complete Portfolio Schedule

In addition to publishing its complete schedule of portfolio holdings in the First and Third Quarter Reports to shareholders, the Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Company’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Company also posts its Forms N-Q on its website at www.adamsexpress.com under the heading “Financial Reports”.

Proxy Voting Policies and Record

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities owned by the Company and information as to how the Company voted proxies relating to portfolio securities during the 12 month period ended June 30, 2005 are available (i) without charge, upon request, by calling the Company’s toll free number at (800) 638-2479; (ii) on the Company’s website by clicking on “Corporate Information” heading on the website; and (iii) on the Securities and Exchange Commission’s website at http//www.sec.gov.

Privacy Policy

In order to conduct its business, The Adams Express Company collects and maintains certain nonpublic personal information about our stockholders of record with respect to their transactions in shares of our securities. This information includes the stockholder’s address, tax identification or Social Security number, share balances, and dividend elections. We do not collect or maintain personal information about stockholders whose shares of our securities are held in “street name” by a financial institution such as a bank or broker.

We do not disclose any nonpublic personal information about you, our other stockholders or our former stockholders to third parties unless necessary to process a transaction, service an account or as otherwise permitted by law.

To protect your personal information internally, we restrict access to nonpublic personal information about our stockholders to those employees who need to know that information to provide services to our stockholders. We also maintain certain other safeguards to protect your nonpublic personal information.

Common Stock

Listed on the New York Stock Exchange

and the Pacific Exchange

The Adams Express Company

Seven St. Paul Street, Suite 1140, Baltimore, MD 21202

(410) 752-5900 or (800) 638-2479

Website: www.adamsexpress.com

E-mail: contact@adamsexpress.com

Counsel: Chadbourne & Parke L.L.P.

Independent Registered Public Accounting Firm: PricewaterhouseCoopers LLP

Transfer Agent & Registrar: American Stock Transfer & Trust Co.

Custodian of Securities: Brown Brothers Harriman & Co.

SHAREHOLDER INFORMATION AND SERVICES

DIVIDEND PAYMENT SCHEDULE

The Corporation presently pays dividends four times a year, as follows: (a) three interim distributions on or about March 1, June 1, and September 1 and (b) a “year-end” distribution, payable in late December, consisting of the estimated balance of the net investment income for the year and the net realized capital gain earned through October 31. Stockholders may elect to receive the year-end distribution in stock or cash. In connection with this distribution, all stockholders of record are sent a dividend announcement notice and an election card in mid-November.

Stockholders holding shares in “street” or brokerage accounts may make their election by notifying their brokerage house representative.

INVESTORS CHOICE

INVESTORS CHOICE is a direct stock purchase and sale plan, as well as a dividend reinvestment plan, sponsored and administered by our transfer agent, American Stock Transfer & Trust Company (AST). The plan provides registered stockholders and interested first time investors an affordable alternative for buying, selling, and reinvesting in Adams Express shares.

The costs to participants in administrative service fees and brokerage commissions for each type of transaction are listed below.

Initial Enrollment and Optional Cash Investments
Service Fee	$2.50 per investment
Brokerage Commission	$0.05 per share

Reinvestment of Dividends*
Service Fee	2% of amount invested
(maximum of $2.50 per investment)
Brokerage Commission	$0.05 per share

Sale of Shares
Service Fee	$10.00
Brokerage Commission	$0.05 per share

Deposit of Certificates for safekeeping $7.50
Book to Book Transfers	Included

To transfer shares to another participant or to a new participant

Fees are subject to change at any time.

Minimum and Maximum Cash Investments

Initial minimum investment (non-holders)	$500.00
Minimum optional investment (existing holders)	$50.00
Electronic Funds Transfer (monthly minimum)	$50.00
Maximum per transaction	$25,000.00
Maximum per year	NONE

A brochure which further details the benefits and features of INVESTORS CHOICE as well as an enrollment form may be obtained by contacting AST.

For Non-Registered Shareholders

For shareholders whose stock is held by a broker in “street” name, the AST INVESTORS CHOICE Direct Stock Purchase and Sale Plan remains available through many registered investment security dealers. If your shares are currently held in a “street” name or brokerage account, please contact your broker for details about how you can participate in AST’s Plan or contact AST.

The Company

The Adams Express Company

Lawrence L. Hooper, Jr.

Vice President, General Counsel and Secretary

Seven St. Paul Street, Suite 1140, Baltimore, MD 21202

(800) 638-2479

Website: www.adamsexpress.com

E-mail: contact@adamsexpress.com

The Transfer Agent

American Stock Transfer & Trust Company

Address Shareholder Inquiries to:

Shareholder Relations Department

59 Maiden Lane

New York, NY 10038

(877) 260-8188

Website: www.amstock.com

E-mail: info@amstock.com

Investors Choice Mailing Address:

Attention: Dividend Reinvestment

P.O. Box 922

Wall Street Station

New York, NY 10269

Website: www.InvestPower.com

E-mail: info@InvestPower.com

*The year-end dividend and capital gain distribution will usually be made in newly issued shares of common stock. There are no fees or commissions in connection with this dividend and capital gain distribution when made in newly issued shares.